Loans and Allowance for Loan Losses - Allowance for Loan Losses and Recorded Investment in Loans (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Allowance for loan losses:
Beginning Balance				$ 2,043				$ 2,122	$ 2,043	$ 2,122
Provision charged to expense	$ 578	$ 120	$ 120	90	$ 96	$ 72	$ 72	57	908	297
Losses charged off									(770)	(449)
Recoveries									50	73
Ending Balance	2,231				2,043				2,231	2,043
Ending balance: individually evaluated for impairment	0				85				0	85
Ending balance: collectively evaluated for impairment	2,231				1,958				2,231	1,958
Loans:
Ending balance: individually evaluated for impairment	1,036				959				1,036	959
Ending balance: collectively evaluated for impairment	440,512				408,724				440,512	408,724
Commercial loans
Allowance for loan losses:
Beginning Balance				389				537	389	537
Provision charged to expense									196	(151)
Losses charged off									(18)	0
Recoveries									1	3
Ending Balance	568				389				568	389
Ending balance: individually evaluated for impairment	0				0				0	0
Ending balance: collectively evaluated for impairment	568				389				568	389
Loans:
Ending balance: individually evaluated for impairment	71				57				71	57
Ending balance: collectively evaluated for impairment	99,924				93,633				99,924	93,633
Commercial real estate
Allowance for loan losses:
Beginning Balance				672				843	672	843
Provision charged to expense									551	(173)
Losses charged off									(431)	0
Recoveries									0	2
Ending Balance	792				672				792	672
Ending balance: individually evaluated for impairment	0				85				0	85
Ending balance: collectively evaluated for impairment	792				587				792	587
Loans:
Ending balance: individually evaluated for impairment	371				809				371	809
Ending balance: collectively evaluated for impairment	254,280				222,652				254,280	222,652
Residential real estate
Allowance for loan losses:
Beginning Balance				519				436	519	436
Provision charged to expense									180	287
Losses charged off									(141)	(208)
Recoveries									14	4
Ending Balance	572				519				572	519
Ending balance: individually evaluated for impairment	0				0				0	0
Ending balance: collectively evaluated for impairment	572				519				572	519
Loans:
Ending balance: individually evaluated for impairment	594				0				594	0
Ending balance: collectively evaluated for impairment	76,611				78,767				76,611	78,767
Installment
Allowance for loan losses:
Beginning Balance				463				218	463	218
Provision charged to expense									(19)	422
Losses charged off									(180)	(241)
Recoveries									35	64
Ending Balance	299				463				299	463
Ending balance: individually evaluated for impairment	0				0				0	0
Ending balance: collectively evaluated for impairment	299				463				299	463
Loans:
Ending balance: individually evaluated for impairment	0				93				0	93
Ending balance: collectively evaluated for impairment	9,697				13,672				9,697	13,672
Unallocated
Allowance for loan losses:
Beginning Balance				$ 0				$ 88	0	88
Provision charged to expense									0	(88)
Losses charged off									0	0
Recoveries									0	0
Ending Balance	0				0				0	0
Ending balance: individually evaluated for impairment	0				0				0	0
Ending balance: collectively evaluated for impairment	0				0				0	0
Loans:
Ending balance: individually evaluated for impairment	0				0				0	0
Ending balance: collectively evaluated for impairment	$ 0				$ 0				$ 0	$ 0